OTHER INFORMATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Disclosure of other information [Line Items]
Contractual capital commitments	$ 3,100	$ 2,600
Minimum lease payments payable under non-cancellable operating lease	9,800	3,800
Insurance for Damage and Business Interruption Costs	4,000
Subsidiary preferred equity units	1,622	1,597
Interest costs capitalised	$ 176	$ 203
Brookfield Property Partners L.P. (“BPY”)
Disclosure of other information [Line Items]
Subsidiary preferred equity units			$ 1,800
Exchangeable price of BPY preferred units issued to QIA	$ 25.70
Preferred Units, Conversion Condition, Limit Of Market Price To Exchange Price At Maturity, Percent			80.00%
2021 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of other information [Line Items]
Subsidiary preferred equity units			$ 600
2024 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of other information [Line Items]
Subsidiary preferred equity units			$ 600
Exchangeable price of BPY preferred units issued to QIA			$ 600,000,000
2026 | Brookfield Property Partners L.P. (“BPY”)
Disclosure of other information [Line Items]
Subsidiary preferred equity units			$ 600
Exchangeable price of BPY preferred units issued to QIA			$ 600,000,000